Goodwill and Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets, Net [Abstract]
Schedule of Changes in Goodwill

Changes in goodwill consisted of the following:

(In thousands)	Year ended December 31, 2022
Goodwill – beginning of period	$50,090
Goodwill acquired during period	4,368
Goodwill purchase accounting adjustment	289
Goodwill impairment loss	(54,747)
Goodwill – end of period	$—

Changes in goodwill consisted of the following:

	Year Ended December 31,
(In thousands)	2022	2021
Goodwill – beginning of period	$50,090	$632
Goodwill acquired during period	4,368	49,458
Goodwill purchase accounting adjustment	289	—
Goodwill impairment loss	(54,747)	—
Goodwill – end of period	$—	$50,090

Schedule of Intangible Assets, Net

Intangible assets, net as of December 31, 2022 were as follows:

	Intangible Assets, Gross			Accumulated Amortization and Impairment			Intangible Assets, Net
(In thousands)	January 1, 2022	Additions and Retirements, net	December 31, 2022	January 1, 2022	Expense and Retirements, net	December 31, 2022	January 1, 2022	December 31, 2022
Trade names	$2,418	$317	$2,735	$(227)	$(2,508)	$(2,735)	$2,191	$—
Customer relationships	6,176	713	6,889	(302)	(6,587)	(6,889)	5,874	—
Acquired developed Technology	4,911	1,432	6,343	(191)	(6,152)	(6,343)	4,720	—
Non-compete	1,202	—	1,202	(60)	(1,142)	(1,202)	1,142	—
Capitalized website costs	245	—	245	(100)	(145)	(245)	145	—
Total	$14,952	$2,462	$17,414	$(880)	$(16,534)	$(17,414)	$14,072	$—

Intangible assets, net as of December 31, 2022 were as follows:

	Intangible Assets, Gross			Accumulated Amortization and Impairment			Intangible Assets, Net
(In thousands)	January 1, 2022	Additions	December 31, 2022	January 1, 2022	Expense and Impairments, net	December 31, 2022	January 1, 2022	December 31, 2022
Trade names	$2,418	$317	$2,735	$(227)	$(2,508)	$(2,735)	$2,191	$—
Customer relationships	6,176	713	6,889	(302)	(6,587)	(6,889)	5,874	—
Acquired developed technology	4,911	1,432	6,343	(191)	(6,152)	(6,343)	4,720	—
Non-compete agreements	1,202	—	1,202	(60)	(1,142)	(1,202)	1,142	—
Capitalized website costs	245	—	245	(100)	(145)	(245)	145	—
Total	$14,952	$2,462	$17,414	$(880)	$(16,534)	$(17,414)	$14,072	$—

Intangible assets, net as of December 31, 2021 was as follows:

	Intangible Assets, Gross			Accumulated Amortization			Intangible Assets, Net
(In thousands)	January 1, 2021	Additions	December 31, 2021	January 1, 2021	Expense	December 31, 2021	January 1, 2021	December 31, 2021
Trade names	$930	$1,488	$2,418	$(88)	$(139)	$(227)	$842	$2,191
Customer relationships	850	5,326	6,176	(89)	(213)	(302)	761	5,874
Acquired developed technology	—	4,911	4,911	—	(191)	(191)	—	4,720
Non-compete agreements	—	1,202	1,202	—	(60)	(60)	—	1,142
Capitalized website costs	139	106	245	(48)	(52)	(100)	91	145
Total	$1,919	$13,033	$14,952	$(225)	$(655)	$(880)	$1,694	$14,072